Supplement to the
Fidelity® Variable Insurance Products
Technology Portfolio
Initial Class
April 30, 2026
Summary Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
VTCI-SUSTK-0726-103 1.9886544.103	July 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Technology Portfolio
Service Class 2
April 30, 2026
Summary Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
VTCI-SC2-SUSTK-0726-101 1.9911402.101	July 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Technology Portfolio
Investor Class
April 30, 2026
Summary Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
VTCI-INV-SUSTK-0726-103 1.9886525.103	July 15, 2026